Other non-current assets (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Other non-current assets [Abstract]
Deferred mobilization expenses	$ 72,624	$ 53,615
Other	29,079	18,150
Total	$ 101,703	$ 71,765